CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management Tables Abstract
Schedule of term facility

	December 31,	December 31,	January 1,
	2018	2017	2017

Equity	$75,168	$69,002	$61,794
Term Facility	6,901	8,667	9,333
Finance Lease Obligations	1,819	2,349	2,812
Equipment Loans	928	1,246	2,168
	$84,816	$81,264	$76,107